Derivative instruments and risk management - Schedule of Notional Amounts and Related Fair Value Measurements of Derivative Instruments (Details) $ in Thousands, € in Millions, SFr in Millions	Dec. 31, 2021 USD ($) contract	Dec. 31, 2021 EUR (€) contract	Dec. 31, 2021 CHF (SFr) contract	Dec. 31, 2020 USD ($) contract	Dec. 31, 2020 EUR (€) contract	Dec. 31, 2020 CHF (SFr) contract
Derivatives, Fair Value [Line Items]
Notional amounts	$ 2,120,380			$ 2,507,963
Gross positive fair value	17,963			13,845
Gross negative fair value	(13,267)			(32,687)
Net fair value	$ 4,696			$ (18,842)
Currency swaps | Designated as Hedging Instrument | Net investment hedges
Derivatives, Fair Value [Line Items]
Number of contracts | contract	4	4	4	4	4	4
Notional amounts	$ 61,641			$ 68,231
Gross positive fair value	1,071			0
Gross negative fair value	(163)			(4,586)
Net fair value	$ 908			$ (4,586)
Currency swaps | Designated as Hedging Instrument | Fair value hedges
Derivatives, Fair Value [Line Items]
Number of contracts | contract	4	4	4	5	5	5
Notional amounts	$ 174,169			$ 197,987
Gross positive fair value	1,216			4,039
Gross negative fair value	(2,535)			0
Net fair value	$ (1,319)			$ 4,039
Currency swaps | Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Number of contracts | contract	36	36	36	42	42	42
Notional amounts	$ 1,552,733			$ 1,471,632
Gross positive fair value	14,538			2,678
Gross negative fair value	(9,566)			(21,239)
Net fair value	4,972			(18,561)
Subtotal risk management derivatives
Derivatives, Fair Value [Line Items]
Notional amounts	1,788,543			1,737,850
Gross positive fair value	16,825			6,717
Gross negative fair value	(12,264)			(25,825)
Net fair value	$ 4,561			$ (19,108)
Spot and forward foreign exchange
Derivatives, Fair Value [Line Items]
Number of contracts | contract	125	125	125	241	241	241
Notional amounts	$ 331,837			$ 770,113
Gross positive fair value	1,138			7,128
Gross negative fair value	(1,003)			(6,862)
Net fair value	$ 135			$ 266
Foreign Exchange Contract | Designated as Hedging Instrument | Net investment hedges
Derivatives, Fair Value [Line Items]
Foreign deposits		€ 192.3	SFr 0.4		€ 192.8	SFr 0.4